Segment Information - Detail of assets and liabilities of VMO2 (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Property, plant and equipment	€ 22,944	€ 23,714	€ 22,725
Rights of use	8,448	8,279	7,579
Financial assets and other non-currents assets	7,268	8,101
Deferred tax assets	6,240	4,884	5,616
Current financial assets	1,078	2,444
Total allocated assets	104,324	109,642
Non-current financial liabilities	33,360	35,059
Non-current lease liabilities	6,708	6,657
Deferred tax liabilities	2,702	3,067	€ 2,602
Current financial liabilities	3,701	4,020
Current lease liabilities	2,239	2,020
VMO2
Disclosure of joint ventures [line items]
Property, plant and equipment	38,817	42,576
Rights of use	773	862
Financial assets and other non-currents assets	1,741	2,763
Deferred tax assets	366	79
Current financial assets	569	511
Total allocated assets	46,455	50,062
Non-current financial liabilities	21,061	19,668
Non-current lease liabilities	663	725
Deferred tax liabilities	1	1
Current financial liabilities	4,165	3,248
Current lease liabilities	201	221
Total allocated liabilities	€ 30,727	€ 28,626